UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09397

The Gabelli Utilities Fund

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli Utilities Fund

Annual Report — December 31, 2023

To Our Shareholders,

For the year ended December 31, 2023, the net asset value (NAV) total return per Class AAA Share of The Gabelli Utilities Fund was (6.5)% compared with a total return of (7.1)% for the Standard & Poor’s (S&P) 500 Utilities Index. Other classes of shares are available. See page 3 for performance information for all classes of shares.

Enclosed are the financial statements, including the schedule of investments, as of December 31, 2023.

Investment Objective and Strategy (Unaudited)

The Gabelli Utilities Fund seeks to provide a high level of total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of domestic or foreign companies that are involved to a substantial extent in providing products, services, or equipment for the generation or distribution of electricity, gas, and water and the provision of infrastructure operations or telecommunications services, such as telephone, telegraph, satellite, cable, microwave, radiotelephone, mobile communication and cellular, paging, electronic mail, videotext, voice communications, data communications, and internet and that derive at least 50% of their revenue or earnings from, or devote at least 50% of their assets to, utilities that the Fund’s investment adviser, Gabelli Funds, LLC, believes have the potential to achieve either capital appreciation or current income. The Adviser will emphasize quality in selecting utility investments and look for companies that have proven dividend records and sound financial structures.

Performance Discussion (Unaudited)

In 2023, the S&P 500 Utilities Index (SPU) returned (7.1)% and materially underperformed the S&P 500 Composite, which returned 26.3%. After outperformance in 2022, the sector buckled under the pressure of higher interest rates and ongoing economic strength. Over the past two years, the US Treasury yield curve rose dramatically as the Fed employed an aggressive eleven rate hikes to tame inflation and cool the economy. Short term rates rose from zero to 5.5%, the 10-Year Treasury yield from rose 1.5% to 3.9% (5.0% in mid-October 2023) and utility stocks seemed to fluctuate with the market’s outlook for a recession. Indeed, the SPU fell 12.3% in the two weeks following the September 20th Federal Open Market Committee meeting where the Fed emphasized a “higher-for-longer” interest rate outlook and raised concern that rates could go even higher than 5.0%.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive sharehold-er reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Alas, the SPU hit a multi-year bottom (down -19% year-to-date) on October 4, 2023. In the fourth quarter, cooling inflation data and a softer economic outlook pulled the 10-Year Treasury yield down 110 basis points, which led to a modest 12% utility stock rebound.

Higher interest rates hurt utility stocks (and all investments) by raising the discount rate used to determine the present value of future cash flows. In addition, the higher interest rate/lower stock price environment make it more expensive for capital intensive utilities to fund growth and achieve historically high utility earnings per share targets (“5-7%” and “6-8%” compound annual growth rates (CAGR)). Finally, +5% short term treasuries represent an attractive risk averse return relative to the 3.7% current return on high quality utility stocks. All that said, utility valuations now reflect some growth moderation. Valuation multiples declined to under 16 times, down from over 22 times.

In 2023, some of the Fund’s top performing stocks were Otter Tail Corp (2.7% of net assets as of December 31, 2023), Cameco Corp. (0.8%), Constellation Energy Corp. (0.7%), and ONEOK Inc. (2.2%). Portfolio detractors included NextEra Energy Inc. (7.6%), The AES Corp. (3.8%), and Hawaiian Electric Industries Inc. (0.7%). Utilities with exposure to the non-regulated renewable development experience a more significant impact from higher interest rates given the need to finance without regulatory support.

Thank you for your investment in The Gabelli Utilities Fund.

We appreciate your confidence and trust.

The views expressed reflect the opinions of the Fund’s portfolio managers and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Comparative Results

Average Annual Returns through December 31, 2023 (a) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses.

	1 Year	3 Year	5 Year	10 Year	15 Year	Since Inception (8/31/99)
Class AAA (GABUX)	(6.53)%	1.27%	3.56%	4.03%	6.64%	6.47%
S&P 500 Utilities Index (b)	(7.08)	3.56	7.11	8.91	9.33	6.80
Lipper Utility Fund Average	(2.83)	4.19	6.73	6.71	8.95	6.47
Class A (GAUAX)	(6.62)	1.23	3.53	4.02	6.64	6.47
With sales charge (c)	(11.99)	(0.75)	2.31	3.40	6.22	6.22
Class C (GUXPX)	(7.23)	0.45	2.75	3.23	5.83	5.78
With contingent deferred sales charge (d)	(8.15)	0.45	2.75	3.23	5.83	5.78
Class C1 (GAUCX) (e)	(7.23)	0.45	2.75	3.23	5.83	5.78
With contingent deferred sales charge (d)	(8.16)	0.45	2.75	3.23	5.83	5.78
Class I (GAUIX)	(6.36)	1.50	3.80	4.28	6.90	6.64

(a)	Returns would have been lower had Gabelli Funds, LLC, the Adviser, not reimbursed certain expenses of the Fund for periods prior to December 31, 2002. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C1 Shares on December 31, 2002 and September 1, 2022, respectively; and Class I Shares on January 11, 2008. The Class C1 Share NAVs are used to calculate the performance for the periods prior to the issuance of Class C Shares. The actual performance of the Class A Shares and Class C1 Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of Class C Shares would have been due to the identical fees and expenses associated with this class of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase.
(b)	The S&P 500 Utilities Index is an unmanaged market capitalization weighted index of large capitalization stocks that may include facilities generation and transmission or distribution of electricity, gas, or water. The Lipper Utility Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(e)	Effective August 31, 2022, The Gabelli Utilities Fund’s Class C1 shares are “closed to all purchases from new investors.” “Closed to purchases from new investors” means neither new investors nor existing shareholders may purchase any additional Class C1 shares after the Effective Date. These changes have no effect on existing shareholders’ ability to redeem shares of The Gabelli Utilities Fund as described herein. Class C1 shares are not offered for sale after the Effective Date.

In the current prospectuses dated August 31, 2023, the gross expense ratios for Class AAA, A, C, and I Shares are 1.39%, 1.39%, 2.21%, and 1.14%, respectively. See page 13 for the expense ratios for the year ended December 31, 2023. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares, and Class C Shares is 5.75% and 1.00%, respectively.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The value of utility stocks generally changes as long term interest rates change. Funds investing in a single sector, such as utilities, may be subject to more volatility than funds that invest more broadly. The utilities industry can be significantly affected by government regulation, financing difficulties, supply or demand of services or fuel, and natural resources conservation.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN

THE GABELLI UTILITIES FUND (CLASS AAA SHARES), S&P 500 UTILITIES INDEX, AND LIPPER

UTILITY FUND AVERAGE (Unaudited)

Average Annual Total Returns*
	1 Year	5 Year	10 Year
Class AAA	(6.53)%	3.56%	4.03%

*	Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Gabelli Utilities Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from July 1, 2023 through December 31, 2023	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The “Annualized Expense Ratio” represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2023.

	Beginning Account Value 07/01/23	Ending Account Value 12/31/23	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Utilities Fund
Actual Fund Return
Class AAA	$1,000.00	$968.50	1.45%	$7.19
Class A	$1,000.00	$941.90	1.45%	$7.10
Class C	$1,000.00	$965.20	2.20%	$10.90
Class C1	$1,000.00	$965.60	2.20%	$10.90
Class I	$1,000.00	$968.70	1.20%	$5.95
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.90	1.45%	$7.37
Class A	$1,000.00	$1,017.90	1.45%	$7.37
Class C	$1,000.00	$1,014.12	2.20%	$11.17
Class C1	$1,000.00	$1,014.12	2.20%	$11.17
Class I	$1,000.00	$1,019.16	1.20%	$6.11

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following tables present portfolio holdings as a percent of net assets as of December 31, 2023:

The Gabelli Utilities Fund

Energy and Utilities	84.3%
Communications	9.7%
Other	5.5%
U.S. Government Obligations	0.4%
Closed-End Funds	0.0%*
Other Assets and Liabilities (Net)	0.1%
100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Utilities Fund

Schedule of Investments — December 31, 2023

Shares		Cost	Market Value
	COMMON STOCKS — 99.5%
	ENERGY AND UTILITIES — 84.3%
	Alternative Energy — 0.8%
380,000	Algonquin Power & Utilities Corp.	$2,195,746	$2,397,494
16,999	Brookfield Renewable Corp., Cl. A	381,271	489,401
10,000	Clearway Energy Inc., Cl. C	250,079	274,300
900	Enphase Energy Inc.†	198,298	118,926
25,000	Eos Energy Enterprises Inc.†	203,791	27,250
1,000	First Solar Inc.†	167,503	172,280
10,000	Fluence Energy Inc.†	128,565	238,500
12,500	Landis+Gyr Group AG	780,247	1,129,541
69,246	NextEra Energy Partners LP	938,914	2,105,771
65,000	Ormat Technologies Inc.	1,618,123	4,926,350
1,300	SolarEdge Technologies Inc.†	251,206	121,680
		7,113,743	12,001,493
	Diversified Industrial — 1.1%
79,000	AZZ Inc.	3,141,420	4,589,110
2,000	Chart Industries Inc.†	264,020	272,660
8,000	Graham Corp.†	69,064	151,760
57,780	ITT Inc.	1,083,178	6,894,310
257,645	Mueller Water Products Inc., Cl. A	1,061,844	3,710,088
30,000	Park-Ohio Holdings Corp.	569,389	808,800
		6,188,915	16,426,728
	Electric Integrated — 50.4%
255,000	ALLETE Inc.	9,033,415	15,595,800
172,148	Alliant Energy Corp.	3,024,016	8,831,192
502,500	Ameren Corp.	14,463,875	36,350,850
627,500	American Electric Power Co. Inc.	24,153,292	50,965,550
140,000	Avangrid Inc.	5,187,133	4,537,400
291,000	Avista Corp.	7,683,331	10,400,340
426,500	Black Hills Corp.	10,828,528	23,009,675
62,373	CMS Energy Corp.	471,274	3,622,000
403,900	Dominion Energy Inc.	21,411,748	18,983,300
17,700	DTE Energy Co.	1,409,689	1,951,602
271,300	Duke Energy Corp.	14,409,174	26,326,952
359,000	Edison International	12,261,887	25,664,910
11,900	Entergy Corp.	1,195,420	1,204,161
996,807	Evergy Inc.	24,043,939	52,033,325
719,250	Eversource Energy	16,454,207	44,392,110
318,236	Exelon Corp.	7,058,486	11,424,672
335,791	FirstEnergy Corp.	7,934,601	12,310,098
165,000	Fortis Inc.	5,096,328	6,787,782
793,300	Hawaiian Electric Industries Inc.	18,651,061	11,256,927
Shares		Cost	Market Value
44,441	IDACORP Inc.	$2,033,731	$4,369,439
291,500	MGE Energy Inc.	8,632,646	21,078,365
1,938,973	NextEra Energy Inc.	25,701,601	117,773,220
260,000	NiSource Inc.	2,319,251	6,903,000
428,000	Northwestern Energy Group Inc.	11,549,346	21,780,920
792,000	OGE Energy Corp.	13,463,881	27,664,560
482,000	Otter Tail Corp.	10,524,050	40,955,540
285,599	PG&E Corp.	2,826,116	5,149,350
318,000	Pinnacle West Capital Corp.	13,000,735	22,845,120
221,523	PNM Resources Inc.	1,919,526	9,215,357
128,799	Portland General Electric Co.	5,621,166	5,582,149
536,492	PPL Corp.	16,414,155	14,538,933
181,895	Public Service Enterprise Group Inc.	5,216,712	11,122,879
420,450	The Southern Co.	15,037,529	29,481,954
50,000	Unitil Corp.	1,433,085	2,628,500
541,600	WEC Energy Group Inc.	13,778,201	45,586,472
417,250	Xcel Energy Inc.	13,217,723	25,831,948
		367,460,858	778,156,352
	Electric Transmission and Distribution — 1.0%
41,000	Consolidated Edison Inc.	1,640,003	3,729,770
92,717	Constellation Energy Corp.	2,466,508	10,837,690
12,000	Sempra	997,790	896,760
3,000	The Timken Co.	209,818	240,450
		5,314,119	15,704,670
	Environmental Services — 0.2%
500	Badger Meter Inc.	58,922	77,185
995	Tetra Tech Inc.	81,015	166,095
80,000	Veolia Environnement SA	1,225,896	2,522,305
2,000	Waste Connections Inc.	265,977	298,540
		1,631,810	3,064,125
	Global Utilities — 3.0%
10,053	AES Brasil Energia SA†	30,130	25,497
36,000	Chubu Electric Power Co. Inc.	550,541	465,064
20,000	E.ON SE	253,426	268,260
5,000	EDP - Energias de Portugal SA, ADR	134,159	252,370
204,500	Emera Inc.	5,394,230	7,762,990
35,000	Enagas SA	916,226	589,813
100,000	Endesa SA	2,186,478	2,037,892
290,000	Enel SpA	1,536,387	2,154,579
75,000	Equinor ASA	1,693,070	2,378,099
560,000	Hera SpA	1,228,234	1,837,326
18,000	Hokkaido Electric Power Co. Inc.	148,040	79,736
6,600,000	Huaneng Power International Inc., Cl. H†	4,124,137	3,499,264

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — December 31, 2023

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Global Utilities (Continued)
395,000	Iberdrola SA	$3,142,769	$5,176,035
39,000	Iberdrola SA, ADR	1,138,810	2,047,500
25,000	Italgas SpA	150,554	142,962
200,000	Korea Electric Power Corp., ADR†	2,208,877	1,450,000
50,000	Kyushu Electric Power Co. Inc.†	535,840	362,057
115,000	National Grid plc	1,584,323	1,550,867
37,000	National Grid plc, ADR	2,170,550	2,515,630
330,000	Redeia Corp. SA	3,787,021	5,431,765
30,000	Shikoku Electric Power Co. Inc.	471,689	215,638
2,000	Snam SpA	8,967	10,278
15,000	The Chugoku Electric Power Co. Inc.	241,593	107,074
300,000	The Kansai Electric Power Co. Inc.	3,995,759	3,982,979
126,000	Tohoku Electric Power Co. Inc.	1,660,031	856,889
50,000	Tokyo Electric Power Co. Holdings Inc.†	133,511	261,879
		39,425,352	45,462,443
	Merchant Energy — 3.8%
3,016,000	The AES Corp.	31,030,528	58,058,000

	Natural Gas Integrated — 9.2%
485,000	Energy Transfer LP	0	6,693,000
66,200	Hess Corp.	3,365,594	9,543,392
186,500	Kinder Morgan Inc.	2,648,121	3,289,860
1,600,000	National Fuel Gas Co.	73,243,897	80,272,000
485,000	ONEOK Inc.	78,583	34,056,700
355,000	UGI Corp.	7,405,609	8,733,000
		86,741,804	142,587,952
	Natural Gas Utilities — 6.7%
68,500	Atmos Energy Corp.	1,846,306	7,939,150
111,000	CenterPoint Energy Inc.	2,330,237	3,171,270
2,500	Cheniere Energy Inc.	340,454	426,775
31,500	Chesapeake Utilities Corp.	554,527	3,327,345
100,000	Gulf Coast Ultra Deep Royalty Trust	8,000	1,050
14,000	New Jersey Resources Corp.	328,068	624,120
435,000	Northwest Natural Holding Co.	19,376,324	16,938,900
148,000	ONE Gas Inc.	1,495,026	9,430,560
90,000	RGC Resources Inc.	1,247,061	1,830,600
841,000	Southwest Gas Holdings Inc.	29,368,468	53,277,350
Shares		Cost	Market Value
106,500	Spire Inc.	$3,350,633	$6,639,210
		60,245,104	103,606,330
	Natural Resources — 2.5%
18,000	Alliance Resource Partners LP	0	381,240
272,340	Cameco Corp.	3,026,420	11,737,854
33,000	CNX Resources Corp.†	277,403	660,000
8,400	Diamondback Energy Inc.	154,099	1,302,672
4,300	EOG Resources Inc.	305,585	520,085
500,000	Mueller Industries Inc.	4,578,929	23,575,000
3,450	Occidental Petroleum Corp.	217,370	206,000
		8,559,806	38,382,851
	Oil — 0.2%
20,000	BP plc, ADR	650,820	708,000
25,500	Callon Petroleum Co.†	967,675	826,200
1,400	Chevron Corp.	224,997	208,824
37,000	Devon Energy Corp.	337,599	1,676,100
		2,181,091	3,419,124
	Services — 1.7%
97,200	Dril-Quip Inc.†	2,243,756	2,261,844
557,000	Enbridge Inc.	12,174,920	20,063,140
19,785	Halliburton Co.	375,296	715,228
94,000	MDU Resources Group Inc.	1,714,302	1,861,200
6,970	Oceaneering International Inc.†	150,211	148,321
21,500	RPC Inc.	192,103	156,520
24,000	Schlumberger NV	876,598	1,248,960
		17,727,186	26,455,213
	Water — 3.7%
8,000	American States Water Co.	110,252	643,360
99,699	American Water Works Co. Inc.	2,145,808	13,159,271
5,000	California Water Service Group	90,622	259,350
7,997	Consolidated Water Co. Ltd.	76,335	284,693
450,432	Essential Utilities Inc.	7,318,036	16,823,635
8,250	Middlesex Water Co.	136,951	541,365
432,000	Severn Trent plc	10,770,813	14,201,233
86,000	SJW Group	1,952,510	5,620,100
86,993	The York Water Co.	1,205,167	3,359,670
54,000	United Utilities Group plc, ADR	1,456,223	1,482,300
		25,262,717	56,374,977
	TOTAL ENERGY AND UTILITIES	658,883,033	1,299,700,258

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — December 31, 2023

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	COMMUNICATIONS — 9.7%
	Business Services — 0.1%
615,000	Clear Channel Outdoor Holdings Inc.†	$808,481	$1,119,300

	Cable and Satellite — 2.3%
1,000	Altice USA Inc., Cl. A†	5,705	3,250
23,200	Charter Communications Inc., Cl. A†	1,311,208	9,017,376
27,500	Cogeco Communications Inc.	823,192	1,231,746
75,000	Cogeco Inc.	1,876,853	3,235,916
10,000	Comcast Corp., Cl. A	100,147	438,500
90,000	EchoStar Corp., Cl. A†	1,400,295	1,491,300
5,000	Liberty Broadband Corp., Cl. C†	683,717	402,950
273,266	Liberty Global Ltd., Cl. A†	3,824,893	4,855,937
427,000	Liberty Global Ltd., Cl. C†	6,555,508	7,959,280
180,000	Liberty Latin America Ltd., Cl. A†	1,838,344	1,315,800
61,483	Liberty Latin America Ltd., Cl. C†	578,745	451,285
87,000	Rogers Communications Inc., Cl. B	2,334,903	4,072,470
38,000	TBS Holdings Inc.	500,062	808,241
		21,833,572	35,284,051
	Telecommunications — 6.6%
41,500	America Movil SAB de CV, ADR	514,706	768,580
500,000	BCE Inc.	13,456,221	19,690,000
50,000	Deutsche Telekom AG	680,749	1,200,546
545,000	Deutsche Telekom AG, ADR	6,807,473	13,150,850
250,000	Eurotelesites AG†	1,148,400	1,001,835
10,000	GCI Liberty Inc., Escrow†	0	0
1,448,000	Koninklijke KPN NV	4,219,107	4,984,184
13,950,000	Nippon Telegraph & Telephone Corp.	6,874,335	17,046,702
18,000	Orange Belgium SA†	365,729	268,260
270,000	Orascom Investment Holding, GDR†(a)	225,976	3,780
225,000	Pharol SGPS SA†	147,182	9,339
22,500	PLDT Inc., ADR	820,743	527,175
65,000	Proximus SA	1,270,301	610,650
1,600,000	Singapore Telecommunications Ltd.	3,935,587	2,994,507
108,000	Swisscom AG, ADR	3,877,092	6,499,440
14,500	Tele2 AB, Cl. B	194,299	124,412
188,000	Telefonica Brasil SA, ADR	2,889,995	2,056,720
235,000	Telefonica SA, ADR	1,775,645	916,500
1,000,000	Telekom Austria AG	7,767,364	8,445,217
Shares		Cost	Market Value
395,000	Telephone and Data Systems Inc.	$9,070,569	$7,248,250
120,000	Telesat Corp.†	1,488,994	1,251,600
10,000	TELUS Corp.	190,793	177,956
34,000	TIM SA, ADR	527,009	627,980
15,000	VEON Ltd., ADR†	267,252	295,500
337,000	Verizon Communications Inc.	9,579,054	12,704,900
		78,094,575	102,604,883
	Wireless Communications — 0.7%
20,000	Anterix Inc.†	671,417	666,400
200	Hutchison Telecommunications Hong Kong Holdings Ltd.	19	27
20,000	Millicom International Cellular SA†	409,609	360,000
37,957	Millicom International Cellular SA, SDR†	993,812	678,338
60,000	Operadora De Sites Mexicanos SAB de CV	71,783	84,129
70,000	SK Telecom Co. Ltd., ADR	1,929,979	1,498,000
400	SmarTone Telecommunications Holdings Ltd.	206	208
290,000	Turkcell Iletisim Hizmetleri A/S, ADR	2,352,205	1,394,900
126,500	United States Cellular Corp.†	4,578,314	5,254,810
100,000	Vodafone Group plc, ADR	1,313,260	870,000
		12,320,604	10,806,812
	TOTAL COMMUNICATIONS	113,057,232	149,815,046

	OTHER — 5.5%
	Aerospace — 0.3%
4,200	Allient Inc.	137,943	126,882
1,200,000	Rolls-Royce Holdings plc†	1,971,036	4,584,151
		2,108,979	4,711,033
	Building and Construction — 0.5%
10,500	Acciona SA	938,144	1,545,144
13,400	Arcosa Inc.	609,397	1,107,376
1,500	H&E Equipment Services Inc.	44,650	78,480
1,000	Herc Holdings Inc.	106,149	148,890
64,000	Johnson Controls International plc	1,612,518	3,688,960
10,500	Knife River Corp.†	295,967	694,890
		3,606,825	7,263,740
	Business Services — 0.0%
3,000	V2X Inc.†	39,109	139,320

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — December 31, 2023

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	OTHER (Continued)
	Consumer Products — 0.0%
8,000	Essity AB, Cl. A	$103,353	$197,104

	Diversified Industrial — 0.2%
1,000	Alstom SA	31,457	13,446
50,000	Bouygues SA	1,651,608	1,883,339
4,205	L.B. Foster Co., Cl. A†	49,913	92,468
1,000	Matthews International Corp., Cl. A	35,175	36,650
115,000	Twin Disc Inc.	1,313,437	1,858,400
		3,081,590	3,884,303
	Electronics — 0.9%
32,000	Corning Inc.	357,114	974,400
5,500	Keysight Technologies Inc.†	549,238	874,995
1,130	Resideo Technologies Inc.†	19,767	21,267
300	Roper Technologies Inc.	75,135	163,551
121,000	Sony Group Corp., ADR	1,970,055	11,457,490
		2,971,309	13,491,703
	Entertainment — 0.0%
130,000	Grupo Televisa SAB, ADR	906,980	434,200

	Financial Services — 0.1%
80,000	Kinnevik AB, Cl. A†	1,450,832	847,111
1,500,000	Orascom Financial Holding SAE†	226,100	15,812
		1,676,932	862,923
	Health Care — 0.0%
12,000	Tsumura & Co.	261,956	226,085

	Machinery — 1.7%
69,000	Astec Industries Inc.	2,276,834	2,566,800
89,169	Flowserve Corp.	2,769,513	3,675,546
55,397	The Gorman-Rupp Co.	1,261,702	1,968,255
1,100	Valmont Industries Inc.	233,170	256,861
150,691	Xylem Inc.	3,661,071	17,233,023
		10,202,290	25,700,485
	Metals and Mining — 0.4%
70,000	Freeport-McMoRan Inc.	706,330	2,979,900
14,500	Vulcan Materials Co.	639,532	3,291,645
		1,345,862	6,271,545
	Specialty Chemicals — 0.0%
1,500	Air Products and Chemicals Inc.	398,871	410,700
Shares		Cost	Market Value
	Transportation — 1.4%
178,500	GATX Corp.	$4,822,125	$21,459,270

	TOTAL OTHER	31,526,181	85,052,411
	TOTAL COMMON STOCKS	803,466,446	1,534,567,715

	CLOSED-END FUNDS — 0.0%
40,000	Altaba Inc., Escrow†	0	97,800

	RIGHTS — 0.0%
	OTHER — 0.0%
	Health Care — 0.0%
21,000	ABIOMED Inc., CVR†	0	36,750

	WARRANTS — 0.0%
	OTHER — 0.0%
	Diversified Industrial — 0.0%
428,750	SDCL EDGE Acquisition Corp., expire 12/31/28†	154,487	13,490

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.4%
$6,655,000	U.S. Treasury Bills, 5.244% to 5.281%††, 01/16/24 to 03/21/24	6,594,544	6,595,783

	TOTAL INVESTMENTS — 99.9%	$810,215,477	1,541,311,538

	Other Assets and Liabilities (Net) — 0.1%		1,870,589

	NET ASSETS — 100.0%		$1,543,182,127

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Statement of Assets and Liabilities

December 31, 2023

Assets:
Investments, at value (cost $810,215,477)	$1,541,311,538
Cash	27,676
Receivable for investments sold	1,723,256
Receivable for Fund shares sold	1,584,060
Dividends and interest receivable	3,699,502
Total Assets	1,548,346,032
Liabilities:
Payable for Fund shares redeemed	2,107,620
Payable for investment advisory fees	1,312,157
Payable for distribution fees	379,733
Payable for accounting fees	3,750
Payable for shareholder services fees	610,108
Payable for shareholder communications	531,189
Other accrued expenses	219,348
Total Liabilities	5,163,905
Net Assets
(applicable to 328,257,165 shares outstanding)	$1,543,182,127
Net Assets Consist of:
Paid-in capital	$829,486,510
Total distributable earnings	713,695,617
Net Assets	$1,543,182,127

Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($229,072,374 ÷ 42,984,668 shares outstanding)	$5.33
Class A:
Net Asset Value and redemption price per share ($818,666,662 ÷ 149,053,074 shares outstanding)	$5.49
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$5.82
Class C:
Net Asset Value and offering price per share ($16,579,425 ÷ 2,825,781 shares outstanding)	$5.87	(a)
Class C1:
Net Asset Value and offering price per share ($166,280,202 ÷ 80,689,766 shares outstanding)	$2.06
Class I:
Net Asset Value, offering, and redemption price per share ($312,583,464 ÷ 52,703,876 shares outstanding)	$5.93

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Year Ended December 31, 2023

Investment Income:
Dividends (net of foreign withholding taxes of $1,232,122)	$57,841,218
Interest	1,042,453
Total Investment Income	58,883,671
Expenses:
Investment advisory fees	17,458,183
Distribution fees - Class AAA	632,693
Distribution fees - Class A	2,285,734
Distribution fees - Class C	118,799
Distribution fees - Class C1	2,256,151
Shareholder services fees	1,727,461
Shareholder communications expenses	673,783
Custodian fees	297,176
Trustees’ fees	131,234
Registration expenses	125,253
Legal and audit fees	64,729
Accounting fees	45,000
Interest expense	43,950
Miscellaneous expenses	138,330
Total Expenses	25,998,476
Less:
Expenses paid indirectly by broker (See Note 6)	(25,169)
Net Expenses	25,973,307
Net Investment Income	32,910,364

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	55,095,653
Net realized gain on foreign currency transactions	26,717
Net realized gain on investments and foreign currency transactions	55,122,370
Net change in unrealized appreciation/depreciation:
on investments	(220,041,139)
on foreign currency translations	23,609
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(220,017,530)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(164,895,160)
Net Decrease in Net Assets Resulting from Operations	$(131,984,796)

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Statement of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2023	December 31, 2022
Operations:
Net investment income	$32,910,364	$28,172,183
Net realized gain on investments and foreign currency transactions	55,122,370	32,117,880
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(220,017,530)	(177,518,750)
Net Decrease in Net Assets Resulting from Operations	(131,984,796)	(117,228,687)

Distributions to Shareholders:
Accumulated earnings
Class AAA	(11,500,010)	(7,445,791)
Class A	(40,178,802)	(26,342,800)
Class C	(426,715)	(73,718)
Class C1	(21,941,677)	(17,714,467)
Class I	(14,814,446)	(9,586,505)
	(88,861,650)	(61,163,281)
Return of capital
Class AAA	(26,888,561)	(28,293,123)
Class A	(94,864,495)	(99,411,621)
Class C	(1,355,087)	(99,612)
Class C1	(53,296,088)	(63,342,972)
Class I	(32,735,308)	(32,288,486)
	(209,139,539)	(223,435,814)
Total Distributions to Shareholders	(298,001,189)	(284,599,095)

Shares of Beneficial Interest Transactions:
Class AAA	7,431,120	25,785,468
Class A	15,157,244	112,161,003
Class C	12,809,796	6,382,072
Class C1	(29,924,536)	(7,662,704)
Class I	20,898,005	59,235,636
Net Increase in Net Assets from Shares of Beneficial Interest Transactions	26,371,629	195,901,475

Redemption Fees	14,065	5,831

Net Decrease in Net Assets	(403,600,291)	(205,920,476)

Net Assets:
Beginning of year	1,946,782,418	2,152,702,894
End of year	$1,543,182,127	$1,946,782,418

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income	Operating Expenses(c)		Portfolio Turnover Rate
Class AAA
2023	$6.66	$0.12	$(0.55)	$(0.43)	$(0.11)	$(0.17)	$(0.62)	$(0.90)	$0.00	$5.33	(6.53)%	$229,072	1.94%	1.43%		1%
2022	7.98	0.11	(0.53)	(0.42)	(0.08)	(0.11)	(0.71)	(0.90)	0.00	6.66	(5.41)	278,910	1.47	1.39		2
2021	7.60	0.14	1.12	1.26	(0.12)	(0.05)	(0.71)	(0.88)	0.00	7.98	17.49	304,540	1.76	1.36	(d)	3
2020	8.84	0.12	(0.48)	(0.36)	(0.12)	(0.09)	(0.67)	(0.88)	0.00	7.60	(3.43)	270,921	1.63	1.37	(d)	2
2019	8.20	0.13	1.36	1.49	(0.11)	(0.05)	(0.69)	(0.85)	0.00	8.84	18.75	319,670	1.52	1.37		3
Class A
2023	$6.84	$0.12	$(0.57)	$(0.45)	$(0.11)	$(0.17)	$(0.62)	$(0.90)	$0.00	$5.49	(6.62)%	$818,667	1.94%	1.43%		1%
2022	8.17	0.11	(0.54)	(0.43)	(0.08)	(0.11)	(0.71)	(0.90)	0.00	6.84	(5.35)	1,007,287	1.47	1.39		2
2021	7.77	0.14	1.14	1.28	(0.12)	(0.05)	(0.71)	(0.88)	0.00	8.17	17.35	1,079,497	1.76	1.36	(d)	3
2020	9.01	0.13	(0.49)	(0.36)	(0.12)	(0.09)	(0.67)	(0.88)	0.00	7.77	(3.36)	927,341	1.64	1.37	(d)	2
2019	8.35	0.14	1.37	1.51	(0.11)	(0.05)	(0.69)	(0.85)	0.00	9.01	18.66	990,134	1.53	1.37		3
Class C
2023	$7.30	$0.09	$(0.61)	$(0.52)	$(0.06)	$(0.18)	$(0.67)	$(0.91)	$0.00	$5.87	(7.23)%	$16,579	1.34%	2.19%		1%
2022	7.90	0.02	(0.32)	(0.30)	(0.05)	(0.08)	(0.17)	(0.30)	0.00	7.30	(6.08)	6,215	0.97 (e)	2.21	(e)	2
Class C1
2023	$3.16	$0.03	$(0.25)	$(0.22)	$(0.10)	$(0.15)	$(0.63)	$(0.88)	$0.00	$2.06	(7.23)%	$166,280	1.15%	2.18%		1%
2022	4.29	0.03	(0.28)	(0.25)	(0.10)	(0.09)	(0.69)	(0.88)	0.00	3.16	(6.08)	291,447	0.71	2.14		2
2021	4.50	0.04	0.63	0.67	(0.10)	(0.05)	(0.73)	(0.88)	0.00	4.29	16.32	403,372	1.00	2.11	(d)	3
2020	5.66	0.04	0.32	0.28	(0.09)	(0.09)	(0.70)	(0.88)	0.00	4.50	(3.98)	438,782	0.86	2.12	(d)	2
2019	5.57	0.04	0.90	0.94	(0.08)	(0.05)	(0.72)	(0.85)	0.00	5.66	17.67	614,757	0.76	2.12		3
Class I
2023	$7.30	$0.14	$(0.60)	$(0.46)	$(0.12)	$(0.18)	$(0.61)	$(0.91)	$0.00	$5.93	(6.36)%	$312,584	2.20%	1.18%		1%
2022	8.64	0.14	(0.57)	(0.43)	(0.09)	(0.12)	(0.70)	(0.91)	0.00	7.30	(5.10)	362,923	1.73	1.14		2
2021	8.15	0.17	1.20	1.37	(0.14)	(0.05)	(0.69)	(0.88)	0.00	8.64	17.66	365,294	2.01	1.11	(d)	3
2020	9.38	0.15	(0.50)	(0.35)	(0.14)	(0.09)	(0.65)	(0.88)	0.00	8.15	(3.11)	297,330	1.88	1.12	(d)	2
2019	8.64	0.17	1.42	1.59	(0.14)	(0.05)	(0.66)	(0.85)	0.00	9.38	18.97	365,519	1.78	1.12		3

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all years presented, there was minimal impact on the expense ratios.
(d)	Ratio of operating expenses includes advisory fee reduction on unsupervised assets. For the years ended December 31, 2021 and 2020, there was no impact on the expense ratios.
(e)	Annualized.

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Notes to Financial Statements

1. Organization. The Gabelli Utilities Fund (the Fund) was organized on May 18, 1999 as a Delaware statutory trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund commenced investment operations on August 31, 1999.

The Fund’s primary objective is to provide a high level of total return through a combination of capital appreciation and current income. The Fund invests a high percentage of its assets in the utilities sector. As a result, the Fund may be more susceptible to economic, political, and regulatory developments, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Utilities Fund

Notes to Financial Statements (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2023 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 12/31/23
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Communications
Telecommunications	$102,601,103	—	$3,780	$102,604,883
Other Industries (b)	47,210,163	—	—	47,210,163
Energy and Utilities (b)	1,299,700,258	—	—	1,299,700,258
Other (b)	85,052,411	—	—	85,052,411
Total Common Stocks	1,534,563,935	—	3,780	1,534,567,715
Closed-End Funds	—	$97,800	—	97,800
Rights (b)	—	36,750	—	36,750
Warrants (b)	13,490	—	—	13,490
U.S. Government Obligations	—	6,595,783	—	6,595,783
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,534,577,425	$6,730,333	$3,780	$1,541,311,538

(a)	The inputs for this security are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.
(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the year ended December 31, 2023, the Fund did not have material transfers into or out of Level 3. The Fund’s policy is to recognize transfers among levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations

The Gabelli Utilities Fund

Notes to Financial Statements (Continued)

or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar

The Gabelli Utilities Fund

Notes to Financial Statements (Continued)

securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At December 31, 2023, the Fund did not hold any restricted securities.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the year ended December 31, 2023, the Fund did not have any pro rata portion of the periodic expenses charged by the Acquired Funds.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions made in excess of current earnings and profits on a tax basis are treated as a non-taxable return of capital. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to the tax treatment of return of capital. These reclassifications have no impact on the NAV of the Fund. For the year ended December 31, 2023, reclassifications were made to decrease paid-in capital by $722,050, with an offsetting adjustment to total distributable earnings.

The Gabelli Utilities Fund

Notes to Financial Statements (Continued)

The tax character of distributions paid during the years ended December 31, 2023 and 2022 was as follows:

	Year Ended December 31, 2023	Year Ended December 31, 2022
Distributions paid from:
Ordinary income	$35,478,941	$27,627,534
Long term capital gains	53,382,709	33,535,747
Return of capital	209,139,539	223,435,814
Total distributions paid	$298,001,189	$284,599,095

Since January 2000, the Fund has had a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board continues to evaluate the distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2023, the components of accumulated earnings/losses on a tax basis were as follows:

Net unrealized appreciation on investments and foreign currency translations	$713,695,617

At December 31, 2023, the temporary differences between book basis and tax basis net unrealized appreciation/ depreciation on investments were primarily due to deferral of losses from wash sales for tax purposes, tax basis adjustments on investments in partnerships, and mark-to-market adjustments on investments in passive foreign investment companies.

The following summarizes the tax cost of investments and the related net unrealized appreciation at December 31, 2023:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$827,602,696	$771,342,650	$(57,633,808)	$713,708,842

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the year ended December 31, 2023, the Fund did not incur any income tax, interest, or

The Gabelli Utilities Fund

Notes to Financial Statements (Continued)

penalties. As of December 31, 2023, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, Class C, and Class C1 Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the year ended December 31, 2023, other than short term securities and U.S. Government obligations, aggregated $24,546,804 and $232,307,700, respectively.

6. Transactions with Affiliates and Other Arrangements. During the year ended December 31, 2023, the Fund paid $41,605 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $629,273 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the year ended December 31, 2023, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $25,169.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the year ended December 31, 2023, the Fund accrued $45,000 in accounting fees in the Statement of Operations.

The Fund pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 1, 2024 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in

The Gabelli Utilities Fund

Notes to Financial Statements (Continued)

the Statement of Operations. At December 31, 2023, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the year ended December 31, 2023 was $3,627,726 with a weighted average interest rate of 6.59%. The maximum amount borrowed at any time during the year ended December 31, 2023 was $14,125,000.

8. Shares of Beneficial Interest. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase. Effective August 31, 2022 (the Effective Date), the Fund’s Class C1 shares were “closed to purchases from new investors. Closed to purchases from new investors” means neither new investors nor existing shareholders may purchase any additional shares of such class after the Effective Date. These changes will have no effect on existing shareholders’ ability to redeem shares of the Fund as described in the Fund’s Prospectus.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the years ended December 31, 2023 and December 31, 2022, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

The Gabelli Utilities Fund

Notes to Financial Statements (Continued)

Transactions in shares of beneficial interest were as follows:

	Year Ended		Year Ended
	December 31, 2023		December 31, 2022
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	5,400,339	$32,378,422	6,278,868	$45,090,026
Shares issued upon reinvestment of distributions	6,127,371	35,275,608	4,571,886	32,478,134
Shares redeemed	(10,392,803)	(60,222,910)	(7,182,757)	(51,782,692)
Net increase	1,134,907	$7,431,120	3,667,997	$25,785,468
Class A
Shares sold	20,599,188	$126,247,629	25,246,624	$188,557,653
Shares issued upon reinvestment of distributions	21,307,985	126,303,981	16,097,067	117,277,826
Shares redeemed	(40,062,714)	(237,394,366)	(26,290,281)	(193,674,476)
Net increase	1,844,459	$15,157,244	15,053,410	$112,161,003
Class C
Shares sold	2,169,965	$14,019,790	862,957	$6,469,925
Shares issued upon reinvestment of distributions	281,469	1,741,306	22,636	164,739
Shares redeemed	(476,771)	(2,951,300)	(34,475)	(252,592)
Net increase	1,974,663	$12,809,796	851,118	$6,382,072
Class C1
Shares sold	—	$—	10,814,450	$41,608,403
Shares issued upon reinvestment of distributions	29,702,788	73,450,718	21,885,233	78,428,216
Shares redeemed	(41,136,579)	(103,375,254)	(34,567,103)	(127,699,323)
Net decrease	(11,433,791)	$(29,924,536)	(1,867,420)	$(7,662,704)
Class I
Shares sold	12,083,624	$79,157,499	13,194,878	$104,473,410
Shares issued upon reinvestment of distributions	7,266,148	46,221,323	5,276,479	40,830,353
Shares redeemed	(16,337,529)	(104,480,817)	(11,058,518)	(86,068,127)
Net increase	3,012,243	$20,898,005	7,412,839	$59,235,636

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Utilities Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of

The Gabelli Utilities Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of The Gabelli Utilities Fund (the “Fund”), including the schedule of investments, as of December 31, 2023, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, brokers and others. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Gabelli Funds investment companies since 1992.

New York, New York

February 28, 2024

The Gabelli Utilities Fund

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act,the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on August 23, 2023, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

The Gabelli Utilities Fund

Additional Fund Information (Unaudited)

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Utilities Fund at One Corporate Center, Rye, NY 10580-1422.

Name, Position(s) Address[1] and Year of Birth	Term of Office and Length of Time Served[2]	Number of Funds in Fund Complex Overseen by Trustee[3]	Principal Occupation(s) During Past Five Years	Other Directorships Held by Trustee[3]

INTERESTED TRUSTEE[4]:

Mario J. Gabelli, CFA Trustee 1942	Since 1999	31	Chairman, Co-Chief Executive Officer, and Chief Investment Officer– Value Portfolios of GAMCO Investors, Inc. and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management, Inc.; Director/Trustee or Chief Investment Officer of other registered investment companies within the Gabelli Fund Complex; Chief Executive
			Officer of GGCP, Inc.; Executive Chair of Associated Capital Group, Inc.	Director of Morgan Group Holding Co. (holding company) (2001-2019); Chairman of the Board and Chief Executive Officer of LICT Corp. (multimedia and communication services company); Director of CIBL, Inc. (broadcasting and wireless communications); Director of ICTC Group Inc. (communications) (2013-2018)

INDEPENDENT TRUSTEES[5]:

Anthony J. Colavita[6] Trustee 1935	Since 1999	18	President of the law firm of Anthony J. Colavita, P.C.	—

Vincent D. Enright Trustee 1943	Since 1999	17	Former Senior Vice President and Chief Financial Officer of KeySpan Corp. (public utility) (1994-1998)	Director of Echo Therapeutics, Inc. (therapeutics and diagnostics) (2008-2014); Director of The LGL Group, Inc. (diversified manufacturing) (2011-2014)

Mary E. Hauck Trustee 1942	Since 2000	9	Retired Senior Manager of the Gabelli- O’Connor Fixed Income Mutual Funds Management Company	—

Werner J. Roeder Trustee 1940	Since 1999	20	Retired physician; Former Vice President of Medical Affairs (Medical Director) of New York Presbyterian/Lawrence Hospital (1999-2014)	—

The Gabelli Utilities Fund

Additional Fund Information (Unaudited) (Continued)

Name, Position(s) Address[1] and Year of Birth	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past Five Years

OFFICERS:

John C. Ball President, Treasurer, Principal Financial & Accounting Officer 1976	Since 2017	Senior Vice President (since 2018) and other positions (2017-2018) of GAMCO Investors, Inc.; Chief Executive Officer, G.distributors, LLC since 2020; Officer of registered investment companies within the Gabelli Fund Complex since 2017

Peter Goldstein Secretary & Vice President 1953	Since 2020	General Counsel, GAMCO Investors, Inc. and Chief Legal Officer, Associated Capital Group, Inc. since 2021; General Counsel and Chief Compliance Officer, Buckingham Capital Management, Inc. (2012-2020); Chief Legal Officer and Chief Compliance Officer, The Buckingham Research Group, Inc. (2012-2020)

Richard J. Walz Chief Compliance Officer 1959	Since 2013	Chief Compliance Officer of registered investment companies within the Gabelli Fund Complex since 2013

[1]	Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
[2]	Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund’s By-Laws and Agreement and Declaration of Trust. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified. For Officers, includes time served in other officer positions with the Fund.
[3]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended, i.e., public companies, or other investment companies registered under the 1940 Act.
[4]	“Interested person” of the Fund as defined in the 1940 Act. Mr. Gabelli is considered an “interested person” because of his affiliation with Gabelli Funds, LLC which acts as the Fund’s investment adviser.
[5]	Trustees who are not interested persons are considered “Independent” Trustees.
[6]	Mr. Colavita’s son, Anthony S. Colavita, serves as a director of other funds in the Gabelli Fund Complex.

The Gabelli Utilities Fund

2023 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the year ended December 31, 2023, the Fund paid to shareholders ordinary income distributions comprised of net investment income totaling $0.10191, $0.09936, $0.05187, $0.12948, and $0.10962 per share for Class AAA, Class A, Class C, Class C1, and Class I Shares, respectively, and long term capital gains totaling $53,382,709 or the maximum allowable. The distributions of long term capital gains have been designated as a capital gain dividend by the Fund’s Board of Trustees. For the year ended December 31, 2023, 100% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 1.71% of the ordinary income distribution as qualified interest income pursuant to the Tax Relief, Unemployment Recharacterization, and Job Creation Act of 2010.

U.S. Government Income:

The percentage of the ordinary income distribution paid by the Fund during the year ended December 31, 2023 which was derived from U.S. Treasury securities was 1.61%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The Fund did not meet this strict requirement in 2023. The percentage of U.S. Government securities held as of December 31, 2023 was 0.4%. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

THE GABELLI UTILITIES FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management, Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Timothy M. Winter, CFA, joined Gabelli in 2009 and covers the utility industry. He has over 25 years of experience as an equity research analyst covering the industry. Currently, he continues to specialize in the utility industry and also serves as a portfolio manager of Gabelli Funds, LLC. Mr. Winter received his BA in Economics from Rollins College and an MBA degree in Finance from the University of Notre Dame.

Justin Bergner, CFA, is a Vice President at Gabelli & Company and a portfolio manager for Gabelli Funds LLC. Justin rejoined Gabelli & Company in 2013 as a research analyst covering Diversified Industrials, Home Improvement, and Transport companies. He began his investment career at Gabelli & Company in 2005 as a metals and mining analyst, and subsequently spent five years at Axiom International Investors as a senior analyst focused on industrial and healthcare stocks. Prior to business school, Mr. Bergner worked in management consulting at both Bain & Company and Dean & Company. Mr. Bergner graduated cum laude from Yale University with a BA in Economics and Mathematics and received an MBA in Finance and Accounting from the Wharton School at the University of Pennsylvania.

Robert D. Leininger, CFA, joined GAMCO Investors, Inc. in 1993 as an equity analyst. Subsequently, he was a partner and portfolio manager at Rorer Asset Management before rejoining GAMCO in 2010 where he currently serves as a portfolio manager of Gabelli Funds, LLC. Mr. Leininger is a magna cum laude graduate of Amherst College with a degree in Economics and holds an MBA degree from the Wharton School at the University of Pennsylvania.

Ashish Sinha joined GAMCO UK in 2012 as a research analyst. Prior to joining the Firm, Mr. Sinha was a research analyst at Morgan Stanley in London for seven years and has covered European Technology, Mid-Caps and Business Services. He also worked in planning and strategy at Birla Sun Life Insurance in India. Currently Mr. Sinha is a portfolio manager of Gabelli Funds, LLC and an Assistant Vice President of GAMCO Asset Management UK. Mr. Sinha has a BSBA degree from the Institute of Management Studies and an MB from IIFT.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily
by calling 800-GABELLI after 7:00 P.M.

TRUSTEES
Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Anthony J. Colavita
President,
Anthony J. Colavita, P.C.

Vincent D. Enright
Former Senior Vice President
and Chief Financial Officer,
KeySpan Corp.

Mary E. Hauck
Former Senior
Portfolio Manager,
Gabelli-O'Connor Fixed
Income Mutual Fund
Management Co.

Werner J. Roeder
Former Medical Director,
Lawrence Hospital

OFFICERS
John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR
G.distributors, LLC

CUSTODIAN
State Street Bank and Trust
Company

TRANSFER AGENT, AND
DIVIDEND DISBURSING
AGENT
DST Asset Manager
Solutions, Inc.

LEGAL COUNSEL
Skadden, Arps, Slate, Meagher &
Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Utilities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB470Q423AR

GABELLI
FUNDS

THE GABELLI UTILITIES FUND

Annual Report
December 31, 2023

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s Board of Trustees has determined that Vincent D. Enright is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $33,500 for 2022 and $34,500 for 2023.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2022 and $0 for 2023.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,800 for 2022 and $3,952 for 2023. Tax fees represent tax compliance services provided in connection with the review of the Registrant’s tax returns.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $2,416 for 2022 and $1,537 for 2023. The fees relate to Passive Foreign Investment Company identification database subscription fees billed on an annual basis.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the independent registered public accounting firm's engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) 0%

(d) 0%

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $48,350 for 2022 and $41,402 for 2023.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not Applicable.

(j)	The registrant is not a foreign issuer.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Utilities Fund

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	March 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	March 8, 2024

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	March 8, 2024

*	Print the name and title of each signing officer under his or her signature.